Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and banks	$ 330,653		$ 276,761
Term deposits	167,173		467,056
Total cash and cash equivalents	$ 497,826	$ 1	$ 743,817	$ 1,086,163	$ 698,618